DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2013
Time Deposits Scheduled Maturities	For time deposits as of December 31, 2013, the scheduled maturities for years ended December 31 are:
(In Thousands)
2014	$40,005
2015	17,095
2016	4,117
2017	4,856
2018	2,916
Total	$68,989